Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 99.4%
Australia 4.8%
Sydney Airport (Units)*	5,893,696	27,778,549
Transurban Group (Units)	3,494,066	35,458,426
(Cost $61,060,568)		63,236,975
Canada 11.4%
Canadian National Railway Co.	113,957	13,224,707
Enbridge, Inc.	180,880	6,589,231
Gibson Energy, Inc.	693,149	12,283,304
Hydro One Ltd. 144A	697,849	16,253,712
Pembina Pipeline Corp. (a)	1,655,153	47,809,385
TC Energy Corp. (a)	1,188,560	54,486,306
(Cost $128,170,366)		150,646,645
China 2.6%
ENN Energy Holdings Ltd. (Cost $13,951,895)	2,103,864	34,013,543
Denmark 0.7%
Orsted AS 144A (Cost $3,390,961)	56,774	9,194,323
France 6.4%
Getlink SE*	1,661,103	25,493,812
VINCI SA	581,133	59,600,149
(Cost $73,902,679)		85,093,961
Hong Kong 5.2%
China Gas Holdings Ltd.	5,346,000	21,966,641
China Resources Gas Group Ltd.	2,418,000	13,471,267
Hong Kong & China Gas Co., Ltd.	20,857,000	33,076,544
(Cost $61,014,665)		68,514,452
Japan 1.9%
East Japan Railway Co.	169,500	12,024,071
Tokyo Gas Co., Ltd.	583,600	13,012,234
(Cost $25,430,112)		25,036,305
Luxembourg 0.3%
SES SA (Cost $8,757,985)	492,797	3,913,345
Mexico 1.8%
Grupo Aeroportuario del Pacifico SAB de CV (ADR)*	153,279	16,123,418
Grupo Aeroportuario del Sureste SAB de CV (ADR)*	40,350	7,173,827
(Cost $16,777,981)		23,297,245
New Zealand 0.9%
Auckland International Airport Ltd.* (Cost $8,961,477)	2,224,829	12,155,007

Spain 8.1%
Aena SME SA 144A*	164,705	26,686,806
Cellnex Telecom SA 144A	583,292	33,686,090
Ferrovial SA	1,778,751	46,312,575
(Cost $67,981,797)		106,685,471
United Kingdom 5.3%
National Grid PLC	5,378,139	64,221,344
Severn Trent PLC	200,271	6,381,008
(Cost $64,149,533)		70,602,352
United States 50.0%
American Tower Corp. (REIT)	248,391	59,380,353
American Water Works Co., Inc.	140,237	21,024,331
Cheniere Energy, Inc. *	958,180	68,998,542
Crown Castle International Corp. (REIT)	611,422	105,244,069
CSX Corp.	70,363	6,784,400
Edison International	497,799	29,171,021
Eversource Energy	619,631	53,653,848
Kinder Morgan, Inc.	1,741,384	28,994,044
NiSource, Inc.	1,488,340	35,883,877
ONEOK, Inc.	558,530	28,295,130
PG&E Corp.*	2,019,969	23,653,837
SBA Communications Corp. (REIT)	122,782	34,078,144
Sempra Energy	455,904	60,443,752
Spire, Inc.	147,534	10,901,287
Targa Resources Corp.	840,084	26,672,667
Union Pacific Corp.	31,714	6,990,083
Williams Companies, Inc.	2,472,524	58,574,094
(Cost $430,255,802)		658,743,479
Total Common Stocks (Cost $963,805,821)		1,311,133,103

Master Limited Partnership 0.2%
United States
Magellan Midstream Partners LP (Cost $2,842,963)	65,974	2,860,632

Securities Lending Collateral 4.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $61,957,620)	61,957,620	61,957,620

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.04% (b) (Cost $2,424,620)	2,424,620	2,424,620

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,031,031,024)	104.5	1,378,375,975
Other Assets and Liabilities, Net	(4.5)	(59,720,114)
Net Assets	100.0	1,318,655,861
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 4.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
85,999,957	—	24,042,337 (d)	—	—	24,104	—	61,957,620	61,957,620
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.04% (b)
14,037,294	27,184,634	38,797,308	—	—	353	—	2,424,620	2,424,620
100,037,251	27,184,634	62,839,645	—	—	24,457	—	64,382,240	64,382,240
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $59,486,113, which is 4.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $478,255.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2021 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Utilities	446,322,569	34%
Energy	335,563,335	26%
Industrials	295,805,830	22%
Real Estate	198,702,566	15%
Communication Services	37,599,435	3%
Total	1,313,993,735	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$63,236,975	$—	$63,236,975
Canada	150,646,645	—	—	150,646,645
China	—	34,013,543	—	34,013,543
Denmark	—	9,194,323	—	9,194,323
France	—	85,093,961	—	85,093,961
Hong Kong	—	68,514,452	—	68,514,452
Japan	—	25,036,305	—	25,036,305
Luxembourg	—	3,913,345	—	3,913,345
Mexico	23,297,245	—	—	23,297,245
New Zealand	—	12,155,007	—	12,155,007
Spain	—	106,685,471	—	106,685,471
United Kingdom	—	70,602,352	—	70,602,352
United States	658,743,479	—	—	658,743,479
Master Limited Partnership	2,860,632	—	—	2,860,632
Short-Term Investments (a)	64,382,240	—	—	64,382,240
Total	$899,930,241	$478,445,734	$—	$1,378,375,975
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGIF-PH1
R-080548-1 (1/23)